Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

March 27, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Transamerica Funds (the “Trust”)

(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive prospectuses for Transamerica Emerging Markets Debt, Transamerica Select Equity and Transamerica Tactical Income, each dated March 1, 2012, as filed under Rule 497(c) on March 6, 2012 (SEC Accession No. 0001193125-12-0099127).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary

Attachment